Summary of Significant Accounting Policies (Details 1) - USD ($)	3 Months Ended						4 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Numerator:
Net loss	$ (10,330,829)	$ (7,565,685)	$ (7,025,538)	$ (5,445,177)	$ (4,287,757)	$ (770,677)	$ (10,330,829)	$ (24,922,052)	$ (10,503,611)	$ (27,545,255)
Numerator for basic earnings per share - loss available to common shareholders	$ (10,330,829)			$ (7,260,236)				$ (24,922,052)	$ (12,318,670)	$ (27,545,255)
Denominator:
Denominator for basic earnings per share - weighted average common shares outstanding	132,649,621			43,953,888				132,466,532	39,103,721	48,714,099
Dilutive effect of warrants and options
Denominator for diluted earnings per share - weighted average common shares outstanding and assumed conversions	132,649,621			43,953,888				132,466,532	39,103,721	48,714,099
Basic loss per common share	$ (0.08)			$ (0.12)				$ (0.19)	$ (0.27)	$ (0.57)
Diluted loss per common share	$ (0.08)			$ (0.12)				$ (0.19)	$ (0.27)	$ (0.57)